Reconciliation of Financial Statements to Form 5500 (Details - Reconciliation) - EBP 002 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 9,633,120,024	$ 8,653,551,567
Adjustment from contract value to fair value for fully-benefit responsive investment contracts held by the Stable Value Fund	(4,481,543)	(9,549,223)
Net assets available for benefits per the Form 5500	9,628,638,481	$ 8,644,002,344
Net increase in net assets available for benefits per financial statements	979,568,457
Adjustment from contract value to fair value for fully-benefit responsive investment contracts held by the Stable Value Fund as of December 31, 2025	(4,481,543)
Adjustment from contract value to fair value for fully-benefit responsive investment contracts held by the Stable Value Fund as of December 31, 2024	9,549,223
Net income per Form 5500	$ 984,636,137